INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Net (loss) income (including non-controlling interests)	$ 15,565	$ (578)	$ (2,391)
Income tax expense	2,460	1,666	459
Income (loss) before taxes	18,025	1,088	(1,932)
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries	4,146	136	(468)
Permanent items	500	714	(993)
Rate changes	12	0	340
Net change in measurement of deferred tax assets	(2,956)	454	1,201
Tax effects of foreign currency translation	0	41	14
Tax credits	(24)	(13)	(9)
Other taxes	688	267	160
Others	94	67	214
Total income tax expense (benefit)	$ 2,460	$ 1,666	$ 459